MORTGAGE LOANS ON REAL ESTATE - Asset and Allowance Balances for Credit Losses (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Mortgage loans on real estate allowance for credit losses	$ (60)	$ (41)
Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	6,022	5,929
Mortgage loans on real estate allowance for credit losses	(60)	(41)
Apartment | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	1,266	907
Mortgage loans on real estate allowance for credit losses	(4)	(1)
Hotel | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	1,012	1,114
Mortgage loans on real estate allowance for credit losses	(2)	(6)
Industrial | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	1,083	1,050
Mortgage loans on real estate allowance for credit losses	(1)	(4)
Office | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	990	1,187
Mortgage loans on real estate allowance for credit losses	(34)	(17)
Parking | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	413	420
Mortgage loans on real estate allowance for credit losses	(3)	(6)
Retail | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	832	874
Mortgage loans on real estate allowance for credit losses	(4)	(4)
Storage | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	132	120
Mortgage loans on real estate allowance for credit losses	0	(2)
Other | Commercial Mortgage Loans | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Asset Balance	294	257
Mortgage loans on real estate allowance for credit losses	$ (12)	$ (1)